Share-based compensation expenses - Additional information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based compensation expenses
Weighted average remaining contractual years of options outstanding			2 years 2 months 15 days	2 years 2 months 15 days
Weighted average remaining contractual years of share options expected to be vested			5 years 10 months 17 days	5 years 10 months 17 days
Deemed dividends			¥ 171,000	$ 26	¥ 1,929,000		¥ 17,314,000
Share-based compensation expenses			¥ (4,329,000)	$ (664)	¥ 6,390,000		¥ 130,659,000
Vesting rights for each quarter from first quarter 2018 to fourth quarter 2020 (as a percent)			0.00%	0.00%
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)			25.00%	25.00%
Options granted expiration period (in years)			10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition			4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition			7 years	7 years
Global Share Plan
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares						$ 0.25		$ 0.20	$ 0.21	$ 0.28
Weighted average remaining contractual years of options outstanding			5 years 6 months 10 days	5 years 6 months 10 days	6 years 6 months 14 days	6 years 6 months 14 days	6 years 5 months 1 day	6 years 5 months 1 day	7 years 1 month 20 days
Options exercised (in shares)			663,508	663,508	10,011,528	10,011,528	759,518	759,518
Aggregate intrinsic value of options outstanding | $						$ 2,829		$ 38,480	$ 44,454	$ 176
Outstanding share options			7,505,477			8,280,229		18,699,431	18,640,845	7,505,477
Deemed dividends | ¥			¥ 0		¥ 14,000		¥ 9,402,000
Aggregate grant date fair value of modified option | $				$ 0		$ 17		$ 4,776
Options granted expiration period (in years)			10 years	10 years
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition			1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition			7 years	7 years
Global Share Plan | Non-platform business
Share-based compensation expenses
Share-based compensation expense reversed | ¥			¥ 11,751,000
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Number shares authorized			7,505,477							7,505,477
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.28
Weighted average remaining contractual years of options outstanding			6 years 7 months 9 days	6 years 7 months 9 days
Options exercised (in shares)			6,874,534	6,874,534
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares						$ 0.25				$ 0.24
Weighted average remaining contractual years of options exercisable			5 years 5 months 23 days	5 years 5 months 23 days
Share options expected to be vested			574,208							574,208
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.25
Aggregate intrinsic value of options outstanding | $										$ 176
Aggregate intrinsic value of options exercisable | $										178
Aggregate intrinsic value of options expected to be vested | $										$ 4
Unrecognized share-based compensation expenses | ¥			¥ 1,216,000
Weighted average period over which share-based compensation expense is expected to be recognized			11 months 4 days	11 months 4 days
Outstanding share options						7,505,477
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.44
Weighted average remaining contractual years of options outstanding			6 years 2 months 15 days	6 years 2 months 15 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.40
Share options expected to be vested			314,029							314,029
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.56
Weighted average remaining contractual years of share options expected to be vested			7 years 8 months 12 days	7 years 8 months 12 days
Aggregate intrinsic value of options outstanding | $										$ 18
Aggregate intrinsic value of options exercisable | $										18
Aggregate intrinsic value of options expected to be vested | $										$ 0
Outstanding share options			1,264,032							1,264,032
Options exercisable			920,379							920,379
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options			17,455,030							17,455,030
2017 Share Incentive Plan
Share-based compensation expenses
Number shares authorized			18,933,057							18,933,057
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares						$ 0.01		$ 0.01		$ 0.01
Weighted average remaining contractual years of options outstanding			8 years 3 months	8 years 3 months	8 years 11 months 1 day	8 years 11 months 1 day	9 years 3 months 7 days	9 years 3 months 7 days
Options exercised (in shares)			275,315	275,315	4,344,515	4,344,515
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options exercisable			7 years 11 months 15 days	7 years 11 months 15 days
Share options expected to be vested			8,885,022							8,885,022
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of share options expected to be vested			8 years 11 months 8 days	8 years 11 months 8 days
Aggregate intrinsic value of options outstanding | $						$ 10,190		$ 35,644		$ 2,688
Aggregate intrinsic value of options exercisable | $										832
Aggregate intrinsic value of options expected to be vested | $										$ 1,262
Unrecognized share-based compensation expenses | ¥			¥ 22,033,000
Outstanding share options			18,933,057			17,389,885		15,888,593		18,933,057
Options exercisable			5,858,622							5,858,622
Share-based compensation expenses | ¥			¥ 4,312,000		¥ 15,632,000
Percentage of maximum number of shares available for issuance	2.00%
Performance obligation not be met		6,214,370
Recognized share-based compensation expense reversed | ¥		¥ 96,831,000
Fair value of modified performance conditions of shares options		6,214,370
Aggregate grant date fair value of modified option | ¥		¥ 25,838,000
Incremental value as share-based compensation expenses for vested awards | ¥		¥ 17,225,000
2017 Share Incentive Plan | Employees
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
2017 Share Incentive Plan | Non-employees
Share-based compensation expenses
Vesting rights (as a percentage)			33.00%	33.00%
Vesting rights immediately on vesting commencement date (as a percentage)			25.00%	25.00%
Options granted expiration period (in years)	10 years
2017 Share Incentive Plan | Non-employees | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition			1 year	1 year
2017 Share Incentive Plan | Non-employees | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition			4 years	4 years
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options outstanding			8 years 3 months 7 days	8 years 3 months 7 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares						$ 0.01
Weighted average remaining contractual years of options exercisable			7 years 6 months 29 days	7 years 6 months 29 days
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Deemed dividends | ¥			¥ 171,000		¥ 1,915,000		¥ 7,912,000
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business | Non-platform business
Share-based compensation expenses
Number shares authorized			772,790,000							772,790,000
Share options expected to be vested			419,185							419,185
Weighted average remaining contractual years of share options expected to be vested			8 years	8 years
Aggregate intrinsic value of options outstanding | $										$ 110
Aggregate intrinsic value of options exercisable | $										48
Aggregate intrinsic value of options expected to be vested | $										$ 60
Options exercisable			336,910							336,910